Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

14. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	December 31,
	2021	2022
	RMB	RMB
Accrued payroll	56,463	45,283
Customer advance payments relating to Databook (see Note 16)	47,703	—
Consideration payable of business combination	1,333	1,333
Operating lease liabilities	7,893	3,697
Accrued expenses	13,261	9,818
Payable to employees for proceeds from shares as sold	504	294
Others	25,364	28,446
Total	152,521	88,871